Goodwill And Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets, Net	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

A.	COMPOSITION OF IDENTIFIABLE INTANGIBLE ASSETS:

	Weighted average useful lives	December 31,

		2019	2018
Original cost:
Technology	10	$323,348	$314,511
Customer relations	14	250,145	177,878
Trademarks and other	14	200,160	188,507
		773,653	680,896
Accumulated amortization:
Technology		221,855	206,567
Customer relations		104,343	93,519
Trademarks and other		152,132	141,513
		478,330	441,599
Amortized cost		$295,323	$239,297

B.	AMORTIZATION EXPENSES

Amortization expenses amounted to $36,059, $26,474 and $28,568 for the years ended December 31, 2019, 2018 and 2017, respectively.

During 2018, the Company wrote-off impairment of $5,520 related to the IMI acquisition. See Note 1C(5).

C.	AMORTIZATION EXPENSES FOR FIVE SUCCEEDING YEARS

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

2020		$38,693
2021		35,521
2022		28,689
2023		25,013
2024		21,724
2025	and thereafter	145,682
		$295,323

D.	CHANGES IN GOODWILL

Changes in goodwill during 2019 were as follows:

2019
Balance, at January 1	$1,022,624
Additions (1)	288,029
Net translation differences (2)	29,964
Balance, at December 31	$1,340,617

(1)	Additions related mainly to the ENV acquisition. See Notes 1C(1) and 1C(5).
(2)
Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.